Supplemental Disclosures of Cash Flow Information and Non-Cash Investing and Financing Activities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continental 5% Convertible Notes
Debt instrument stated interest rate			5.00%
UAL 8% Contingent Senior Notes
Debt instrument stated interest rate	8.00%	8.00%
UAL 6% Senior Convertible Notes
Debt instrument stated interest rate	6.00%	6.00%	6.00%
United Airlines, Inc. | Continental 5% Convertible Notes
Debt instrument stated interest rate			5.00%
United Airlines, Inc. | UAL 8% Contingent Senior Notes
Debt instrument stated interest rate	8.00%	8.00%
United Airlines, Inc. | UAL 6% Senior Convertible Notes
Debt instrument stated interest rate	6.00%	6.00%	6.00%